Distribution Date:	12/17/21	JPMBB Commercial Mortgage Securities Trust 2015-C30
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-C30

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	8		Job Warshaw		jwarshaw@lnrpartners.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19		Don Simon	(203) 660-6100
Principal Prepayment Detail	20		375 North French Road, Suite 100 | Amherst, NY 14228
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		CMBS Trustee	(302) 636-4140
Modified Loan Detail	26		1100 North Market Street | Wilmington, DE 19890
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46644UAW8	1.738400%	55,133,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644UAX6	3.087000%	87,279,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46644UAY4	3.322200%	24,337,000.00	341,215.52	0.00	944.66	0.00	0.00	944.66	341,215.52	35.22%	30.00%
A-4	46644UAZ1	3.550800%	250,000,000.00	250,000,000.00	0.00	739,750.00	0.00	0.00	739,750.00	250,000,000.00	35.22%	30.00%
A-5	46644UBA5	3.821800%	424,851,000.00	424,851,000.00	0.00	1,353,079.63	0.00	0.00	1,353,079.63	424,851,000.00	35.22%	30.00%
A-SB	46644UBB3	3.559100%	90,419,000.00	61,127,572.77	1,617,081.29	181,299.29	0.00	0.00	1,798,380.58	59,510,491.48	35.22%	30.00%
A-S	46644UBE7	4.226300%	96,531,000.00	96,531,000.00	0.00	339,974.14	0.00	0.00	339,974.14	96,531,000.00	26.71%	22.75%
B	46644UBF4	4.263488%	88,209,000.00	88,209,000.00	0.00	313,398.34	0.00	0.00	313,398.34	88,209,000.00	18.93%	16.12%
C	46644UBG2	4.263488%	58,251,000.00	58,251,000.00	0.00	206,960.36	0.00	0.00	206,960.36	58,251,000.00	13.79%	11.75%
D	46644UBJ6	3.763488%	56,587,000.00	56,587,000.00	0.00	177,470.41	0.00	0.00	177,470.41	56,587,000.00	8.80%	7.50%
E	46644UAL2	4.013488%	33,286,000.00	33,286,000.00	0.00	111,327.47	0.00	0.00	111,327.47	33,286,000.00	5.87%	5.00%
F	46644UAN8	4.013488%	18,308,000.00	18,308,000.00	0.00	61,232.45	0.00	0.00	61,232.45	18,308,000.00	4.26%	3.62%
NR*	46644UAQ1	4.013488%	48,265,099.00	48,265,099.00	0.00	149,457.78	0.00	0.00	149,457.78	48,265,099.00	0.00%	0.00%
Z	46644UAS7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644UAU2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,331,456,101.00	1,135,756,887.29	1,617,081.29	3,634,894.53	0.00	0.00	5,251,975.82	1,134,139,806.00

Notional Certificates
X-A	46644UBC1	0.495637%	1,028,550,000.00	832,850,788.29	0.00	343,993.38	0.00	0.00	343,993.38	831,233,707.00
X-B	46644UBD9	0.000000%	88,209,000.00	88,209,000.00	0.00	0.00	0.00	0.00	0.00	88,209,000.00
X-C	46644UAA6	0.000000%	58,251,000.00	58,251,000.00	0.00	0.00	0.00	0.00	0.00	58,251,000.00
X-D	46644UAC2	0.500000%	56,587,000.00	56,587,000.00	0.00	23,577.92	0.00	0.00	23,577.92	56,587,000.00
X-E	46644UAE8	0.250000%	33,286,000.00	33,286,000.00	0.00	6,934.58	0.00	0.00	6,934.58	33,286,000.00
X-F	46644UAG3	0.250000%	18,308,000.00	18,308,000.00	0.00	3,814.17	0.00	0.00	3,814.17	18,308,000.00
X-NR	46644UAJ7	0.250000%	48,265,099.00	48,265,099.00	0.00	10,055.23	0.00	0.00	10,055.23	48,265,099.00
Notional SubTotal			1,331,456,099.00	1,135,756,887.29	0.00	388,375.28	0.00	0.00	388,375.28	1,134,139,806.00

Deal Distribution Total					1,617,081.29	4,023,269.81	0.00	0.00	5,640,351.10

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to the Exchangeable

	Certificate Detail page.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644UAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644UAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46644UAY4	14.02044295	0.00000000	0.03881579	0.00000000	0.00000000	0.00000000	0.00000000	0.03881579	14.02044295
A-4	46644UAZ1	1,000.00000000	0.00000000	2.95900000	0.00000000	0.00000000	0.00000000	0.00000000	2.95900000	1,000.00000000
A-5	46644UBA5	1,000.00000000	0.00000000	3.18483334	0.00000000	0.00000000	0.00000000	0.00000000	3.18483334	1,000.00000000
A-SB	46644UBB3	676.04787456	17.88430850	2.00510169	0.00000000	0.00000000	0.00000000	0.00000000	19.88941019	658.16356606
A-S	46644UBE7	1,000.00000000	0.00000000	3.52191669	0.00000000	0.00000000	0.00000000	0.00000000	3.52191669	1,000.00000000
B	46644UBF4	1,000.00000000	0.00000000	3.55290662	0.00000000	0.00000000	0.00000000	0.00000000	3.55290662	1,000.00000000
C	46644UBG2	1,000.00000000	0.00000000	3.55290656	0.00000000	0.00000000	0.00000000	0.00000000	3.55290656	1,000.00000000
D	46644UBJ6	1,000.00000000	0.00000000	3.13623995	0.00000000	0.00000000	0.00000000	0.00000000	3.13623995	1,000.00000000
E	46644UAL2	1,000.00000000	0.00000000	3.34457339	0.00000000	0.00000000	0.00000000	0.00000000	3.34457339	1,000.00000000
F	46644UAN8	1,000.00000000	0.00000000	3.34457341	0.00000000	0.00000000	0.00000000	0.00000000	3.34457341	1,000.00000000
NR	46644UAQ1	1,000.00000000	0.00000000	3.09660154	0.24797173	2.29752994	0.00000000	0.00000000	3.09660154	1,000.00000000
Z	46644UAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644UAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644UBC1	809.73291361	0.00000000	0.33444498	0.00000000	0.00000000	0.00000000	0.00000000	0.33444498	808.16071849
X-B	46644UBD9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	46644UAA6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644UAC2	1,000.00000000	0.00000000	0.41666673	0.00000000	0.00000000	0.00000000	0.00000000	0.41666673	1,000.00000000
X-E	46644UAE8	1,000.00000000	0.00000000	0.20833323	0.00000000	0.00000000	0.00000000	0.00000000	0.20833323	1,000.00000000
X-F	46644UAG3	1,000.00000000	0.00000000	0.20833352	0.00000000	0.00000000	0.00000000	0.00000000	0.20833352	1,000.00000000
X-NR	46644UAJ7	1,000.00000000	0.00000000	0.20833335	0.00000000	0.00000000	0.00000000	0.00000000	0.20833335	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/21 - 11/30/21	30	0.00	944.66	0.00	944.66	0.00	0.00	0.00	944.66	0.00
A-4	11/01/21 - 11/30/21	30	0.00	739,750.00	0.00	739,750.00	0.00	0.00	0.00	739,750.00	0.00
A-5	11/01/21 - 11/30/21	30	0.00	1,353,079.63	0.00	1,353,079.63	0.00	0.00	0.00	1,353,079.63	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	181,299.29	0.00	181,299.29	0.00	0.00	0.00	181,299.29	0.00
X-A	11/01/21 - 11/30/21	30	0.00	343,993.38	0.00	343,993.38	0.00	0.00	0.00	343,993.38	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	11/01/21 - 11/30/21	30	0.00	23,577.92	0.00	23,577.92	0.00	0.00	0.00	23,577.92	0.00
X-E	11/01/21 - 11/30/21	30	0.00	6,934.58	0.00	6,934.58	0.00	0.00	0.00	6,934.58	0.00
X-F	11/01/21 - 11/30/21	30	0.00	3,814.17	0.00	3,814.17	0.00	0.00	0.00	3,814.17	0.00
X-NR	11/01/21 - 11/30/21	30	0.00	10,055.23	0.00	10,055.23	0.00	0.00	0.00	10,055.23	0.00
A-S	11/01/21 - 11/30/21	30	0.00	339,974.14	0.00	339,974.14	0.00	0.00	0.00	339,974.14	0.00
B	11/01/21 - 11/30/21	30	0.00	313,398.34	0.00	313,398.34	0.00	0.00	0.00	313,398.34	0.00
C	11/01/21 - 11/30/21	30	0.00	206,960.36	0.00	206,960.36	0.00	0.00	0.00	206,960.36	0.00
D	11/01/21 - 11/30/21	30	0.00	177,470.41	0.00	177,470.41	0.00	0.00	0.00	177,470.41	0.00
E	11/01/21 - 11/30/21	30	0.00	111,327.47	0.00	111,327.47	0.00	0.00	0.00	111,327.47	0.00
F	11/01/21 - 11/30/21	30	0.00	61,232.45	0.00	61,232.45	0.00	0.00	0.00	61,232.45	0.00
NR	11/01/21 - 11/30/21	30	98,922.13	161,426.16	0.00	161,426.16	11,968.38	0.00	0.00	149,457.78	110,890.51
Totals			98,922.13	4,035,238.19	0.00	4,035,238.19	11,968.38	0.00	0.00	4,023,269.81	110,890.51

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644UBE7	4.226300%	96,531,000.00	96,531,000.00	0.00	339,974.14	0.00	0.00	339,974.14	96,531,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644UBF4	4.263488%	88,209,000.00	88,209,000.00	0.00	313,398.34	0.00	0.00	313,398.34	88,209,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644UBG2	4.263488%	58,251,000.00	58,251,000.00	0.00	206,960.36	0.00	0.00	206,960.36	58,251,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			242,991,000.03	242,991,000.00	0.00	860,332.84	0.00	0.00	860,332.84	242,991,000.00

Exchangeable Certificate Details
EC	46644UBH0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Up to the full certificate balance of the Class A-S, Class B and Class C certificates may be exchanged for Class EC certificates, and Class EC certificates may be exchanged for up to the full certificate balance of the Class A-S, Class B and Class C certificates.

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	5,640,351.10
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,048,196.32	Master Servicing Fee	7,563.29
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,007.98
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	473.23
ARD Interest	0.00	Senior Trust Advisor Fee	1,703.64
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,048,196.32	Total Fees	12,958.13

Principal		Expenses/Reimbursements
Scheduled Principal	1,617,081.29	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,968.38
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,617,081.29	Total Expenses/Reimbursements	11,968.38

		Interest Reserve Deposit	0.00
		Gain on Sale / Excess Liquidation Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,023,269.81
Excess Liquidation Proceeds	0.00	Principal Distribution	1,617,081.29
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,640,351.10
Total Funds Collected	5,665,277.61	Total Funds Distributed	5,665,277.61

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,135,756,887.72	1,135,756,887.72	Beginning Certificate Balance	1,135,756,887.29
(-) Scheduled Principal Collections	1,617,081.29	1,617,081.29	(-) Principal Distributions	1,617,081.29
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,134,139,806.43	1,134,139,806.43	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,136,080,127.99	1,136,080,127.99	Ending Certificate Balance	1,134,139,806.00
Ending Actual Collateral Balance	1,134,404,289.20	1,134,404,289.20

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.43)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.43)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.26%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

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				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	38,699,669.12	3.41%	31	4.3927	NAP	Defeased	6	38,699,669.12	3.41%	31	4.3927	NAP
	9,999,999 or less	25	133,644,948.68	11.78%	42	4.4450	1.657125	1.35 or less	23	375,722,477.56	33.13%	42	4.3398	0.730761
10,000,000 to 19,999,999		14	206,329,349.81	18.19%	39	4.3446	1.238749	1.36 to 1.45	8	157,645,615.61	13.90%	43	4.4157	1.405367
20,000,000 to 24,999,999		3	67,122,411.20	5.92%	42	4.4111	1.305131	1.46 to 1.55	2	15,435,505.69	1.36%	41	4.2942	1.496077
25,000,000 to 49,999,999		10	418,044,191.64	36.86%	42	4.2280	1.677839	1.56 to 1.65	3	41,994,615.70	3.70%	43	4.1667	1.627328
	50,000,000 or greater	4	270,299,235.98	23.83%	43	4.1681	2.170812	1.66 to 1.80	1	55,207,628.10	4.87%	43	4.7930	1.781500
	Totals	62	1,134,139,806.43	100.00%	42	4.2770	1.683613	1.81 to 2.00	6	148,481,809.75	13.09%	43	4.3610	1.896073
								2.01 or greater	13	300,952,484.90	26.54%	41	3.9893	2.942025
								Totals	62	1,134,139,806.43	100.00%	42	4.2770	1.683613
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	38,699,669.12	3.41%	31	4.3927	NAP	Tennessee	1	3,409,956.90	0.30%	41	4.6500	3.734600
Alabama	3	47,114,836.25	4.15%	43	4.3259	2.598714	Texas	8	64,896,929.37	5.72%	41	4.1162	(0.193459)
Arizona	7	48,455,202.06	4.27%	42	3.6983	3.304346	Virginia	1	25,943,901.84	2.29%	43	4.4700	1.416500
California	12	69,791,673.04	6.15%	43	4.3459	1.255138	Washington	3	19,504,089.64	1.72%	14	4.1183	3.475101
Colorado	9	32,820,893.22	2.89%	43	4.5031	1.229309	Wisconsin	1	10,706,730.50	0.94%	43	4.4690	0.809200
Connecticut	8	45,136,625.94	3.98%	43	4.5216	1.413419	Totals	138	1,134,139,806.43	100.00%	42	4.2770	1.683613
Florida	5	57,301,440.85	5.05%	43	4.4218	1.332375
									Property Type³
Georgia	13	35,138,875.05	3.10%	42	4.3998	1.033240
Hawaii	1	72,000,000.00	6.35%	42	3.5300	2.440500		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	12	12,253,946.33	1.08%	43	4.7517	1.530154		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	68,232,414.66	6.02%	43	4.5135	1.087141	Defeased	8	38,699,669.12	3.41%	31	4.3927	NAP
Kansas	2	7,917,897.85	0.70%	42	4.4818	1.240379	Industrial	9	35,936,003.55	3.17%	42	4.2295	1.769012
Louisiana	2	86,336,606.00	7.61%	43	4.1990	1.978678	Lodging	11	75,757,232.36	6.68%	41	4.5849	1.176985
Maine	1	4,005,274.76	0.35%	42	4.4710	4.310500	Mixed Use	3	45,191,429.95	3.98%	42	3.5913	3.359870
Maryland	4	55,576,025.16	4.90%	42	4.1666	1.549205	Mobile Home Park	2	10,205,449.65	0.90%	41	4.5425	1.350946
Massachusetts	3	38,340,272.26	3.38%	43	4.3477	1.723301	Multi-Family	6	80,044,104.02	7.06%	42	4.4004	1.445198
Michigan	1	4,022,975.79	0.35%	42	4.5210	1.845100	Office	25	534,770,752.20	47.15%	42	4.2859	1.678443
Minnesota	4	5,323,601.66	0.47%	43	4.7930	1.781500	Retail	73	308,720,901.45	27.22%	43	4.2335	1.678760
Missouri	2	2,146,829.59	0.19%	43	4.7930	1.781500	Self Storage	1	4,814,264.14	0.42%	43	4.4720	0.612500
New Jersey	12	107,781,168.00	9.50%	43	4.4032	1.572679	Totals	138	1,134,139,806.43	100.00%	42	4.2770	1.683613
New York	5	88,115,465.11	7.77%	43	4.2924	2.926830
Ohio	3	43,274,323.94	3.82%	41	4.3050	1.382313
Ontario	1	1,193,128.85	0.11%	43	4.7930	1.781500
Pennsylvania	2	17,831,847.96	1.57%	35	4.5332	(1.129693)
South Carolina	2	20,867,204.75	1.84%	43	4.4667	2.101483

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	38,699,669.12	3.41%	31	4.3927	NAP	Defeased	6	38,699,669.12	3.41%	31	4.3927	NAP
	4.20000% or less	11	412,085,818.50	36.33%	41	3.9528	1.724405	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	18	318,246,775.10	28.06%	43	4.3228	2.087396	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	15	201,853,093.65	17.80%	42	4.4924	1.014626	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	10	151,289,719.94	13.34%	43	4.6987	1.748733	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	2	11,964,730.12	1.05%	43	4.8820	0.715322	49 months or greater	56	1,095,440,137.31	96.59%	42	4.2729	1.691411
	Totals	62	1,134,139,806.43	100.00%	42	4.2770	1.683613	Totals	62	1,134,139,806.43	100.00%	42	4.2770	1.683613
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	38,699,669.12	3.41%	31	4.3927	NAP	Defeased	6	38,699,669.12	3.41%	31	4.3927	NAP
	60 months or less	56	1,095,440,137.31	96.59%	42	4.2729	1.691411	Interest Only	7	255,915,000.00	22.56%	40	3.8613	2.354124
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	49	839,525,137.31	74.02%	43	4.3984	1.489394
	Totals	62	1,134,139,806.43	100.00%	42	4.2770	1.683613	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	62	1,134,139,806.43	100.00%	42	4.2770	1.683613
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	38,699,669.12	3.41%	31	4.3927	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	55	1,053,440,137.31	92.88%	42	4.3025	1.617773
	13 months to 24 months	1	42,000,000.00	3.70%	42	3.5300	3.538400
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	1,134,139,806.43	100.00%	42	4.2770	1.683613
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304190001	OF	New Orleans	LA	Actual/360	4.195%	284,444.44	155,424.16	0.00	N/A	07/01/25	--	81,360,887.05	81,205,462.89	12/01/21
2	304190002	RT	Aiea	HI	Actual/360	3.530%	211,800.00	0.00	0.00	N/A	06/01/25	--	72,000,000.00	72,000,000.00	12/01/21
3	304190003	OF	Various	Various	Actual/360	4.317%	223,102.25	124,023.33	0.00	N/A	07/01/25	--	62,010,168.32	61,886,144.99	12/01/21
4	304190004	RT	Various	Various	Actual/360	4.793%	221,111.88	151,073.81	0.00	N/A	07/01/25	--	55,358,701.91	55,207,628.10	12/01/21
5	304190005	OF	Fort Lee	NJ	Actual/360	4.186%	167,692.01	81,290.19	0.00	N/A	07/01/25	--	48,072,244.96	47,990,954.77	12/01/21
6	304190006	OF	Indianapolis	IN	Actual/360	4.469%	179,575.48	77,895.48	0.00	N/A	07/01/25	--	48,218,970.91	48,141,075.43	12/01/21
7	304190007	OF	Bethesda	MD	Actual/360	4.199%	167,862.10	76,631.90	0.00	N/A	06/01/25	--	47,966,309.82	47,889,677.92	12/01/21
8	304190008	OF	New York	NY	Actual/360	4.278%	167,555.00	0.00	0.00	N/A	07/01/25	--	47,000,000.00	47,000,000.00	12/01/21
9	695100513	OF	Princeton	NJ	Actual/360	4.638%	167,232.05	72,462.20	0.00	N/A	07/06/25	--	43,268,318.51	43,195,856.31	12/06/21
10	304190010	RT	Pembroke Pines	FL	Actual/360	4.327%	154,883.99	71,004.46	0.00	N/A	07/01/25	--	42,953,729.83	42,882,725.37	12/01/21
11	304190011	MU	Scottsdale	AZ	Actual/360	3.530%	123,550.00	0.00	0.00	N/A	06/01/25	--	42,000,000.00	42,000,000.00	12/01/21
12	304060002	OF	Houston	TX	Actual/360	3.950%	131,666.67	0.00	0.00	N/A	04/01/25	--	40,000,000.00	40,000,000.00	07/01/21
13	304190013	OF	New York	NY	Actual/360	4.278%	117,645.00	0.00	0.00	N/A	07/01/25	--	33,000,000.00	33,000,000.00	12/01/21
14	304190014	Various Various		GA	Actual/360	4.167%	69,465.53	30,320.35	0.00	N/A	06/01/25	--	20,004,471.69	19,974,151.34	12/01/21
17	883100412	MF	Charlottesville	VA	Actual/360	4.470%	96,830.47	50,854.05	0.00	N/A	07/06/25	--	25,994,755.89	25,943,901.84	12/06/21
18	883100407	Various West Hartford		CT	Actual/360	4.529%	87,746.53	39,610.15	0.00	N/A	07/06/25	--	23,249,244.95	23,209,634.80	12/06/21
19	623100192	MF	Bedford Heights	OH	Actual/360	4.120%	81,913.29	36,803.17	0.00	04/06/25	04/06/45	--	23,858,240.34	23,821,437.17	12/06/21
20	304190020	RT	Carver	MA	Actual/360	4.390%	69,783.59	37,753.04	0.00	N/A	07/05/25	--	19,075,241.37	19,037,488.33	12/05/21
21	304190021	MF	Indianapolis	IN	Actual/360	4.620%	77,473.77	31,717.30	0.00	N/A	07/05/25	--	20,123,056.53	20,091,339.23	12/05/21
22	883100417	RT	Mentor	OH	Actual/360	4.525%	71,703.04	30,439.50	0.00	N/A	07/06/25	--	19,015,170.19	18,984,730.69	12/06/21
23	304060012	LO	Pittsburgh	PA	Actual/360	4.527%	65,823.53	31,056.71	0.00	N/A	11/01/24	--	17,448,252.13	17,417,195.42	03/01/21
24	883100415	RT	Fresno	CA	Actual/360	4.390%	63,934.90	28,596.62	0.00	N/A	07/06/25	--	17,476,509.94	17,447,913.32	12/06/21
26	304190026	OF	Seattle	WA	Actual/360	3.956%	51,757.67	0.00	0.00	07/01/22	01/31/26	--	15,700,000.00	15,700,000.00	12/01/21
27	304190027	RT	Los Angeles	CA	Actual/360	3.853%	49,169.10	24,366.90	0.00	N/A	07/01/25	--	15,313,501.31	15,289,134.41	12/01/21
28	304190028	LO	Altamonte Springs	FL	Actual/360	4.690%	49,022.62	23,761.57	0.00	N/A	07/01/25	--	12,543,100.94	12,519,339.37	12/01/21
29	883100414	OF	Torrance	CA	Actual/360	4.540%	49,166.54	22,102.53	0.00	N/A	07/06/25	--	12,995,562.31	12,973,459.78	12/06/21
30	883100411	RT	Centennial	CO	Actual/360	4.384%	43,689.54	23,687.28	0.00	N/A	07/06/25	--	11,958,271.47	11,934,584.19	12/06/21
31	623100211	MF	Towson	MD	Actual/360	4.440%	46,229.50	19,176.94	0.00	N/A	03/06/25	--	12,494,458.84	12,475,281.90	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	304190032	OF	Houston	TX	Actual/360	4.360%	42,649.93	20,646.99	0.00	N/A	06/01/25	--	11,738,514.04	11,717,867.05	12/01/21
33	695100516	LO	Janesville	WI	Actual/360	4.469%	39,986.79	30,380.66	0.00	N/A	07/06/25	--	10,737,111.16	10,706,730.50	12/06/21
34	304190034	IN	Wilmington	MA	Actual/360	4.320%	40,779.37	18,746.21	0.00	N/A	07/05/25	--	11,327,601.98	11,308,855.77	12/05/21
35	623100212	RT	Bridgeport	CT	Actual/360	4.375%	41,327.30	17,588.36	0.00	N/A	06/06/25	--	11,335,488.00	11,317,899.64	12/06/21
36	883100410	OF	Aurora	CO	Actual/360	4.475%	36,314.27	16,731.83	0.00	N/A	07/06/25	--	9,737,906.03	9,721,174.20	12/06/21
37	883100409	RT	Roseville	CA	Actual/360	4.435%	33,183.88	14,585.02	0.00	N/A	07/06/25	--	8,978,727.75	8,964,142.73	12/06/21
38	304190038	MF	Dallas	TX	Actual/360	4.098%	29,856.27	15,070.39	0.00	N/A	03/02/22	--	8,742,684.36	8,727,613.97	12/01/21
39	883100403	RT	Hanson	MA	Actual/360	4.286%	28,599.49	13,394.74	0.00	N/A	06/06/25	--	8,007,322.90	7,993,928.16	12/06/21
40	304190040	MF	Lancaster	TX	Actual/360	4.300%	27,371.91	13,702.42	0.00	N/A	01/06/25	--	7,638,672.29	7,624,969.87	12/06/21
41	623100210	MH	Egg Harbor Township	NJ	Actual/360	4.460%	28,371.98	12,477.24	0.00	N/A	05/06/25	--	7,633,717.89	7,621,240.65	12/06/21
42	883100377	IN	Various	NJ	Actual/360	4.303%	26,732.19	13,366.67	0.00	N/A	04/06/25	--	7,454,944.20	7,441,577.53	12/06/21
43	304190043	RT	La Puente	CA	Actual/360	4.370%	28,516.23	11,403.00	0.00	N/A	07/05/25	--	7,830,543.24	7,819,140.24	12/05/21
44	304190044	RT	Dallas	TX	Actual/360	4.238%	27,121.20	11,440.95	0.00	N/A	07/01/25	--	7,679,433.91	7,667,992.96	12/01/21
46	304190046	LO	Groton	CT	Actual/360	4.860%	27,210.24	12,412.12	0.00	N/A	07/05/25	--	6,718,576.65	6,706,164.53	12/05/21
47	883100399	MF	Various	NY	Actual/360	4.396%	22,627.44	12,284.15	0.00	N/A	06/06/25	--	6,176,734.14	6,164,449.99	12/06/21
48	304190048	IN	Odenton	MD	Actual/360	3.765%	19,499.56	0.00	0.00	N/A	06/01/25	--	6,215,000.00	6,215,000.00	12/01/21
49	695100515	LO	Spartanburg	SC	Actual/360	4.910%	21,574.40	14,200.98	0.00	N/A	07/06/25	--	5,272,766.57	5,258,565.59	12/06/21
50	304190050	LO	Bossier City	LA	Actual/360	4.257%	18,256.28	15,095.57	0.00	N/A	05/01/25	--	5,146,238.68	5,131,143.11	12/01/21
53	883100408	Various Various		Various	Actual/360	4.665%	18,211.14	8,907.01	0.00	N/A	04/06/25	--	4,684,537.25	4,675,630.24	12/06/21
54	883100404	RT	Overland Park	KS	Actual/360	4.360%	16,718.19	9,198.66	0.00	N/A	06/06/25	--	4,601,336.14	4,592,137.48	12/06/21
55	883100430	SS	Centennial	CO	Actual/360	4.472%	17,970.17	7,786.00	0.00	N/A	07/06/25	--	4,822,050.14	4,814,264.14	12/06/21
56	695100503	MF	Dewitt	MI	Actual/360	4.521%	15,182.60	6,912.52	0.00	N/A	06/06/25	--	4,029,888.31	4,022,975.79	12/06/21
57	304190057	LO	Portland	ME	Actual/360	4.471%	14,947.26	6,513.70	0.00	N/A	06/01/25	--	4,011,788.46	4,005,274.76	12/01/21
58	883100416	RT	Lithonia	GA	Actual/360	4.603%	14,510.87	7,258.49	0.00	N/A	07/06/25	--	3,782,977.38	3,775,718.89	12/06/21
60	304190060	RT	Antioch	IL	Actual/360	4.660%	14,803.65	6,362.04	0.00	N/A	07/05/25	--	3,812,098.97	3,805,736.93	12/05/21
61	883100385	LO	Lebanon	TN	Actual/360	4.650%	13,250.81	9,606.61	0.00	N/A	05/06/25	--	3,419,563.51	3,409,956.90	12/06/21
62	304190062	LO	Lakeville	CT	Actual/360	4.321%	14,074.57	5,769.64	0.00	N/A	06/01/25	--	3,908,696.61	3,902,926.97	12/01/21
63	695100501	LO	Woodstock	GA	Actual/360	4.617%	13,018.62	9,481.15	0.00	N/A	06/06/25	--	3,383,655.99	3,374,174.84	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
64	883100384	LO	Lenexa	KS	Actual/360	4.650%	12,923.63	9,369.41	0.00	N/A	05/06/25	--	3,335,129.78	3,325,760.37	12/06/21
65	695100504	IN	Various	TX	Actual/360	4.535%	12,781.39	5,788.61	0.00	N/A	06/06/25	--	3,382,066.41	3,376,277.80	12/06/21
66	623100220	RT	Saint Joseph	MO	Actual/360	4.665%	11,224.66	7,993.48	0.00	N/A	04/06/25	--	2,887,371.12	2,879,377.64	12/06/21
68	695100500	MH	Centralia	WA	Actual/360	4.786%	10,326.09	4,864.67	0.00	N/A	06/06/25	--	2,589,073.67	2,584,209.00	12/06/21
69	695100502	MF	Farmington Hills	MI	Actual/360	4.665%	9,021.67	3,891.74	0.00	N/A	06/06/25	--	2,320,687.24	2,316,795.50	12/06/21
70	883100400	IN	Brooklyn	NY	Actual/360	4.556%	7,421.78	3,798.62	0.00	N/A	06/06/25	--	1,954,813.74	1,951,015.12	12/06/21
Totals							4,048,196.32	1,617,081.29	0.00				1,135,756,887.72	1,134,139,806.43
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,461,825.69	10,979,344.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,470,127.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,082,341.00	13,916,143.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	17,237,497.41	12,979,390.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,556,926.41	3,549,592.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,861,642.12	3,367,438.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,370,116.63	1,107,865.56	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,552,651.72	5,088,041.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,043,061.00	4,520,638.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	11,480.28	0.00
10	2,590,064.80	2,749,076.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	16,599,512.00	9,839,253.63	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
12	8,064,205.09	(832,459.82)	01/01/21	06/30/21	--	0.00	0.00	131,053.34	668,950.04	0.00	0.00
13	5,042,591.00	3,671,580.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,731,190.00	857,610.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,731,122.71	1,967,517.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,926,938.29	1,541,989.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,973,274.02	1,575,175.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,939,877.91	1,611,446.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,740,763.99	1,363,841.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,831,517.82	1,367,697.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	(1,832,359.38)	(805,315.00)	01/01/21	03/31/21	--	0.00	0.00	96,758.10	871,251.25	0.00	0.00
24	946,261.46	880,471.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,485,411.09	1,940,703.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,403,623.57	766,836.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	566,643.19	1,397,022.45	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	803,442.55	696,061.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,002,132.04	949,768.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1,003,152.54	326,371.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	242,913.86	803,123.10	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,568,598.60	1,100,027.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,172,126.93	786,388.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	935,386.37	593,903.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	815,560.41	596,528.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	738,374.62	629,446.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	721,777.69	293,025.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	706,106.55	387,337.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	580,921.00	431,656.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	665,386.69	563,180.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	103,438.21	460,163.12	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	840,732.82	629,719.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	714,409.34	502,095.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	371,657.39	335,989.27	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	721,541.71	834,528.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	187,282.78	166,072.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	453,750.19	145,414.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	486,279.30	386,499.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	(99,514.45)	1,251,813.27	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	192,330.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	298,865.71	196,743.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	677,299.76	1,131,866.17	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	344,802.10	1,018,045.33	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	92,592.52	330,163.16	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	435,481.51	649,639.21	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	345,740.90	373,264.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	332,621.50	172,505.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	283,574.44	145,767.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	156,923,262.12	102,480,339.43				0.00	0.00	227,811.44	1,540,201.29	11,480.28	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	2	57,417,195.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.276981%	4.241375%	42
11/18/21	0	0.00	0	0.00	2	57,448,252.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.277179%	4.241598%	43
10/18/21	0	0.00	1	40,000,000.00	1	17,477,002.64	0	0.00	0	0.00	0	0.00	0	0.00	1	4,686,667.61	4.277363%	4.241805%	44
09/17/21	1	40,000,000.00	0	0.00	1	17,507,834.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.279295%	4.242835%	44
08/17/21	0	0.00	0	0.00	1	17,536,353.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.279478%	4.243039%	45
07/16/21	0	0.00	0	0.00	1	17,564,762.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.279660%	4.243242%	46
06/17/21	0	0.00	0	0.00	1	17,595,264.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.279853%	4.243457%	47
05/17/21	1	40,000,000.00	0	0.00	1	17,623,443.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.280032%	4.243657%	48
04/16/21	0	0.00	0	0.00	1	17,653,725.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.280222%	4.252991%	49
03/17/21	0	0.00	1	17,681,678.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.280399%	4.261851%	50
02/18/21	0	0.00	1	17,716,179.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.280612%	4.265897%	51
01/15/21	1	17,743,889.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.280786%	4.266070%	52
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	304060002	07/01/21	4	6	131,053.34	668,950.04	0.00	40,000,000.00	03/23/21	98
23	304060012	03/01/21	8	6	96,758.10	871,251.25	0.00	17,681,678.09	03/10/21	5
Totals					227,811.44	1,540,201.29	0.00	57,681,678.09
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		8,727,614	8,727,614	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		17,417,195	0	17,417,195		0
37 - 48 Months		1,068,473,560	1,028,473,560	40,000,000		0
49 - 60 Months		15,700,000	15,700,000	0		0
> 60 Months		23,821,437	23,821,437	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	1,134,139,806	1,076,722,611	0	0	57,417,195	0
Nov-21	1,135,756,888	1,078,308,636	0	0	57,448,252	0
Oct-21	1,137,260,759	1,079,783,756	0	40,000,000	17,477,003	0
Sep-21	1,143,565,857	1,081,358,562	40,000,000	0	22,207,294	0
Aug-21	1,145,070,078	1,122,822,134	0	0	22,247,943	0
Jul-21	1,146,568,597	1,124,280,164	0	0	22,288,432	0
Jun-21	1,148,170,074	1,125,838,491	0	0	22,331,582	0
May-21	1,149,656,843	1,087,285,100	40,000,000	0	22,371,743	0
Apr-21	1,151,246,992	1,128,832,415	0	0	22,414,577	0
Mar-21	1,152,722,099	1,130,267,688	0	17,681,678	4,772,733	0
Feb-21	1,154,519,859	1,136,803,680	0	17,716,180	0	0
Jan-21	1,155,982,564	1,138,238,674	17,743,890	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	304190011	42,000,000.00	42,000,000.00	351,000,000.00	04/08/15	9,064,515.13	3.53840	09/30/20	06/01/25	I/O
12	304060002	40,000,000.00	40,000,000.00	162,000,000.00	02/20/15	(1,288,780.82)	(1.07560)	06/30/21	04/01/25	I/O
23	304060012	17,417,195.42	17,681,678.09	64,000,000.00	09/01/14	(805,623.00)	(1.19900)	03/31/21	11/01/24	282
Totals		99,417,195.42	99,681,678.09	577,000,000.00		6,970,111.31

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
11	304190011	MU	AZ	04/27/21	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

12	304060002	OF	TX	03/23/21	98

12/6/2021 - PNA was sent and executed by Borrower on 4/9/2021. Tenant Rents and other revenue are in Cash Sweep. PNA was signed by Borrower and discussions took place with SS. The Major Tenant - Waste Management did not sign a new lease and elected t o vacate the building the end of 2020. Borrower is not willing to fund the operating shortfall and debt service monthly. SS is reimbursing Management Company for monthly expenses. Affiliate of Borrower continues

	managing and leasing efforts. A DPO an			d recapitalization was discussed with Borrower. SS has not received a formal proposal from Borrower to date. The property is 28% occupied. SS will utilize funds in reserves to pay monthly debt service and continue working with Borrower and property m anagement company for monthly operating needs. Management and leasing stated there are no large prospect tenants at this time.

23	304060012	LO	PA	03/10/21	5

11/24/2021: Loan transferred to Special Servicing due to payment default. Loan is due for 1/1/2021 payment and all subsequent payments. Subject loan is part of a $44,060,000 whole loan which is comprised of two pari passu components (Note

A-1 and No te A-2). This is the A-2 loan with an initial balance of $19.06 million. The A-2 loan had an initial balance of $25.0 million. The capital stack includes a mezzanine loan with an initial balance of $7.14 million. The A-1/A-2 companion

	loans are secur	ed by the Marriott Pittsburgh, a 402-room hospitality/lodging property located in Pittsburgh, PA. Borrower has offered to cooperate in turning over the Property to the Lender.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	304060012	17,968,351.41	4.52700%	17,968,351.41	4.52700%	10	06/05/20	06/01/20	08/11/20
28	304190028	12,856,623.90	4.69000%	12,856,623.90	4.69000%	10	08/28/20	08/01/20	10/13/20
33	695100516	11,142,914.05	4.46900%	11,142,914.05	4.46900%	10	09/11/20	07/06/20	10/13/20
51	883100420	4,833,891.26	4.70000%	4,833,891.26	4.70000%	10	07/06/20	07/06/20	11/12/20
63	695100501	3,544,368.52	4.61700%	3,544,368.52	4.61700%	10	08/04/20	06/06/20	09/11/20
Totals		50,346,149.14		50,346,149.14
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
51	883100420 10/18/21	4,699,459.88	9,600,000.00	5,679,478.11	654,628.31	5,679,478.11	5,024,849.80	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,699,459.88	9,600,000.00	5,679,478.11	654,628.31	5,679,478.11	5,024,849.80	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
51	883100420	10/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	8,333.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,635.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,968.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,968.38

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30